GENERAL (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Business Acquisition [Line Items]
Goodwill impairment losses	$ 20,402
Wavestream Corporation [Member]
Business Acquisition [Line Items]
Goodwill impairment losses	$ 20,402